GOING CONCERN (Details Narrative) - USD ($)	6 Months Ended		12 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Dec. 31, 2022	Dec. 31, 2021	Mar. 31, 2023	Mar. 31, 2022	Dec. 31, 2020
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Working capital deficit	$ 5,065,774		$ 4,088,642
Stockholders' deficiency	4,510,651	$ 3,774,804	3,521,860	$ 5,295,875	$ 4,037,222	$ 4,101,460	$ 6,573,564
Cash used in operating activities	$ 668,044	$ 960,137	$ 1,887,187	$ 1,800,809